Fair value measurement - Schedule of reconciliation of changes in Level 3 (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	£ 5,227
Financial assets (liabilities), ending balance	3,486
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	323	£ 406
Net gains/(losses) through the consolidated income statement for the period	66	(61)
Purchases	9	19
Settlements	(13)	(38)
Reclassification/transfer out of level 3	0	10
Financial assets (liabilities), ending balance	385	336
Financing derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(64)	(64)
Net gains/(losses) through the consolidated income statement for the period	3	12
Purchases	0	0
Settlements	0	0
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities), ending balance	(61)	(52)
Gains (losses) recognized in P&L	3	12
Commodity contract derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(20)	(13)
Net gains/(losses) through the consolidated income statement for the period	72	(19)
Purchases	0	0
Settlements	(12)	4
Reclassification/transfer out of level 3	0	10
Financial assets (liabilities), ending balance	40	(18)
Gains (losses) recognized in P&L	72	(19)
Other | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	407	483
Net gains/(losses) through the consolidated income statement for the period	(9)	(54)
Purchases	9	19
Settlements	(1)	(42)
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities), ending balance	£ 406	£ 406